OTHER (EXPENSE)/INCOME, NET (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Income and Expense [Abstract]
Foreign currency exchange (loss) gain, net		$ (168.8)	$ 109.3	$ (28.2)
Other income, net		4.0	2.5	3.4
Total other (expense)/income, net	[1]	$ (164.8)	$ 111.8	$ (24.8)

[1]	Certain prior year amounts have been reclassified to present finance income as a separate line item and to combine other (expense)/income, net for comparative purposes.